Acquisition of Prospector Capital Corp (Tables)	12 Months Ended
Sep. 30, 2024
Acquisition of Prospector Capital Corp [Abstract]
Schedule of Fair Value of Transactions	The following table reconciles the fair value of elements of the Transactions:
$
Fair value of consideration transferred
8,770,930 common shares	55,257,187
2,031,250 Class A Non-Voting Special Shares	10,115,625
65,372,812
Fair value of assets acquired, and liabilities assumed
Cash	19,477,645
Accounts payable and accrued liabilities	(11,497,830)
Warrant liability [1]	(1,746,575)
Net asset acquired	6,233,240
Listing expense	59,139,572
1	Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants. See Note 16 for additional information.